Notes to the cash flow statements - Reconciliation of net cash provided by/(used in) operating activities to net profit (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Reconciliation of net cash provided by/(used in) operating activities to net profit for the year
Net profit for the year	$ 5,463	$ 2,292	$ 6,790
Adjustments:
Depreciation, amortisation and impairment	3,054	2,473	1,079
Impairment charges	(348)	3,371	966
Net decrease/(increase) in current and deferred tax	350	(1,112)	(541)
(Increase)/decrease in accrued interest receivable	183	239	132
(Decrease)/increase in accrued interest payable	(423)	(1,260)	(341)
(Decrease)/increase in provisions	(1,716)	1,925	1,143
Other non-cash items	(253)	(693)	(832)
Cash flows from operating activities before changes in operating assets and liabilities	6,310	7,235	8,396
Net (increase)/decrease in:
Collateral paid	305	348	(847)
Trading securities and other financial assets measured at FVIS	19,316	(8,756)	(7,629)
Derivative financial instruments	(2,420)	1,851	7,605
Loans	(15,098)	18,272	(4,188)
Other financial assets	(274)	273	336
Life insurance assets and life insurance liabilities	(593)	(277)	(134)
Other assets	6	70	(13)
(Decrease)/increase in other operating liabilities:
Collateral received	93	(1,096)	1,007
Deposits and other borrowings	33,737	28,910	1,113
Other financial liabilities	9,036	11,817	1,463
Other liabilities	(8)	4	(5)
Net cash provided by/(used in) operating activities	50,410	58,651	$ 7,104
Parent Entity
Reconciliation of net cash provided by/(used in) operating activities to net profit for the year
Net profit for the year	4,613	2,658
Adjustments:
Depreciation, amortisation and impairment	2,775	2,142
Impairment charges	(222)	2,864
Net decrease/(increase) in current and deferred tax	(195)	(937)
(Increase)/decrease in accrued interest receivable	173	208
(Decrease)/increase in accrued interest payable	(340)	(1,143)
(Decrease)/increase in provisions	(1,722)	2,003
Other non-cash items	1,067	(1,114)
Cash flows from operating activities before changes in operating assets and liabilities	6,149	6,681
Net (increase)/decrease in:
Collateral paid	339	329
Trading securities and other financial assets measured at FVIS	18,625	(8,266)
Derivative financial instruments	(1,874)	2,103
Loans	(11,228)	21,273
Other financial assets	258	283
Other assets	(23)	50
(Decrease)/increase in other operating liabilities:
Collateral received	312	(1,072)
Deposits and other borrowings	28,696	20,859
Other financial liabilities	6,500	11,866
Other liabilities	(4)	(7)
Net cash provided by/(used in) operating activities	$ 47,750	$ 54,099